Investment Risks	Aug. 13, 2025
Clockwise Core Equity & Innovation ETF | Underlying ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF Risks.

●	General. The Fund will incur higher and duplicative expenses due to its investments in other ETFs. By investing in another ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the ETF’s fees and expenses. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying ETFs as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The underlying ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in underlying ETFs are also subject to the “ETF Risks” described herein.

●	Leveraged and Inverse ETFs. Leveraged and Inverse ETFs expose the Fund to all of the risks that traditional ETFs present. All Leveraged and Inverse ETFs rely to some degree, often extensively, on derivatives to seek to achieve their objectives and, thus, the Fund is indirectly exposed to derivatives risk through its investments in Leveraged and Inverse ETFs. Further, investments in Leveraged and Inverse ETFs are subject to the risk that the performance of such ETF will not correlate with the reference asset as intended. Leveraged and Inverse ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their reference asset during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of its investment.